Commitments and contingencies: Future payments (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Mexico Leases
Commitments
Minimum lease payments payable under non-cancellable operating lease	$ 20,332
ASUR Commercial Leases
Commitments
Minimum lease payments payable under non-cancellable operating lease	2,271,260
Up to one year | Mexico Leases
Commitments
Minimum lease payments payable under non-cancellable operating lease	4,357
Up to one year | ASUR Commercial Leases
Commitments
Minimum lease payments payable under non-cancellable operating lease	1,405,648
Between 1 and 2 years | Mexico Leases
Commitments
Minimum lease payments payable under non-cancellable operating lease	15,975
Between 1 and 2 years | ASUR Commercial Leases
Commitments
Minimum lease payments payable under non-cancellable operating lease	$ 865,612